Intangible Assets, Net	6 Months Ended
Jun. 30, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of	As of
	June 30, 2018	December 31, 2017
Land use rights	$10,321,196	$10,495,188
Trademark	9,639	9,802
Patents	7,654	5,781
Total	10,338,489	10,510,771
Less: accumulated amortization	(723,516)	(632,177)
Intangible assets, net	$9,614,973	$9,878,594

Amortization expense was $105,844 and $98,104 for the six months ended June 30, 2018 and 2017, respectively.

Estimated future amortization expense for intangible assets is as follows:

Periods ending June 30,	Amortization expense

2018	$208,084
2019	219,766
2020	219,671
2021	219,500
2022	204,743
Thereafter	8,543,209
$9,614,973